SIGNIFICANT ACCOUNTING POLICIES (Schedule of intangible assets estimated useful lives) (Details)	Dec. 31, 2022
Patents and developed technology [Member]
Estimated useful lives of finite-lived intangible assets	9 years
Non-Compete Agreements [Member]
Estimated useful lives of finite-lived intangible assets	3 years
Customer relationships [Member] | Minimum [Member]
Estimated useful lives of finite-lived intangible assets	5 years
Customer relationships [Member] | Maximum [Member]
Estimated useful lives of finite-lived intangible assets	10 years
Trademarks and brands [Member] | Minimum [Member]
Estimated useful lives of finite-lived intangible assets	8 years
Trademarks and brands [Member] | Maximum [Member]
Estimated useful lives of finite-lived intangible assets	10 years
Licenses [Member] | Minimum [Member]
Estimated useful lives of finite-lived intangible assets	5 years
Licenses [Member] | Maximum [Member]
Estimated useful lives of finite-lived intangible assets	10 years